Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 76,732,000	$ 35,135,000	$ 30,606,000
Restricted cash	20,000	627,000
Accounts receivable, net	97,503,000	87,605,000
Prepaid expenses and other current assets	18,705,000	16,225,000
Total current assets	192,960,000	139,592,000
Property and equipment, net	55,060,000	47,947,000
Other intangible assets, net	472,628,000	511,210,000
Goodwill	1,113,813,000	1,079,518,000
Other assets	9,458,000	8,801,000
Total assets	1,843,919,000	1,787,068,000
Current liabilities:
Current portion of long-term debt	12,555,000	11,171,000
Due to Cision Owner, Convertible Preferred Equity Certificates	0	443,102,000
Accounts payable	14,286,000	8,723,000
Accrued compensation and benefits	20,821,000	26,109,000
Other accrued expenses	62,473,000	54,862,000
Current portion of deferred revenue	124,782,000	119,600,000
Total current liabilities	234,917,000	663,567,000
Long-term debt, net of current portion	1,188,462,000	1,383,877,000
Deferred revenue, net of current portion	1,356,000	961,000
Deferred tax liability	53,239,000	83,209,000
Other liabilities	19,103,000	14,507,000
Long-term liabilities
Total liabilities	1,497,077,000	2,146,121,000
Series A-1 and Series C-2 mandatorily redeemable stockholders’ equity, 5,498,688 shares authorized, issued and outstanding at December 31, 2016	0	701,000
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock	0	0
Common stock	12,000	3,000
Additional paid-in capital	770,620,000	11,448,000
Accumulated other comprehensive loss	(37,937,000)	(73,902,000)
Accumulated deficit	(385,853,000)	(297,303,000)
Total stockholders' equity (deficit)	346,842,000	(359,754,000)
Total liabilities, mandatorily redeemable equity and stockholders' equity (deficit)	$ 1,843,919,000	1,787,068,000
Capitol Acquisition Corp. III [Member]
Current assets:
Cash and cash equivalents		95,985	857,325
Cash and cash equivalents held in trust account, interest income available for taxes		567,469	0
Accrued interest receivable held in trust account		165,126	25,377
Prepaid expenses		30,525	17,800
Total current assets		859,105	900,502
Cash and cash equivalents held in trust account, restricted		325,000,000	325,000,000
Total assets		325,859,105	325,900,502
Current liabilities:
Accounts payable and accrued expenses		188,291	76,454
Long-term liabilities
Notes payable to related parties		500,000	0
Deferred underwriting fee		11,375,000	11,375,000
Total liabilities		12,063,291	11,451,454
Commitments and contingencies		0	0
Common stock, subject to possible redemption, 30,810,131 and 30,944,905 shares at redemption value at December 31, 2016 and December 31, 2015		308,795,813	309,449,047
Stockholders' equity (deficit):
Preferred stock		0	0
Common stock		981	969
Additional paid-in capital		5,768,759	5,115,537
Accumulated deficit		(769,739)	(116,505)
Total stockholders' equity (deficit)		5,000,001	5,000,001
Total liabilities, mandatorily redeemable equity and stockholders' equity (deficit)		$ 325,859,105	$ 325,900,502